Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2018
Condensed Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Data
(Unaudited, in thousands, except per share data)

Three months ended	December 31, 2017	March 31, 2018	June 30, 2018	September 30, 2018
Revenue from product sales and services	$297,051	$333,690	$342,475	$366,326
Gross profit	88,379	107,997	102,007	106,350
Interest expense	(17,243)	(10,810)	(12,370)	(17,157)
Income tax benefit (expense)	4,410	(2,018)	(1,433)	(2,342)
Net (loss) income	(3,005)	12,980	1,035	(3,128)
Net (loss) income attributable to Evoqua Water Technologies, Corp	(3,713)	12,503	793	(3,450)
Basis (loss) earnings per common share	$(0.03)	$0.11	$0.01	$(0.03)
Diluted (loss) earnings per common share	$(0.03)	$0.10	$0.01	$(0.03)

Three months ended	December 31, 2016	March 31, 2017	June 30, 2017	September 30, 2017
Revenue from product sales and services	$279,872	$299,901	$311,143	$356,508
Gross profit	82,068	94,333	100,427	122,923
Interest expense	(14,753)	(11,898)	(12,466)	(16,260)
Income tax benefit (expense)	7,095	4,812	(12,202)	(7,122)
Net (loss) income	(13,200)	4,895	1,755	12,960
Net (loss) income attributable to Evoqua Water Technologies, Corp	(13,599)	3,198	1,503	11,061
Basis (loss) earnings per common share	$(0.13)	$0.03	$0.01	$0.11
Diluted (loss) earnings per common share	$(0.13)	$0.03	$0.01	$0.10